Investments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2013
U.S. government and agencies	$70,790	$3,113	$(57)	$73,846
Municipal	2,499	270	—	2,769
Corporate	190,186	5,784	(3,993)	191,977
Foreign government	4,999	165	—	5,164
RMBS	13,866	584	—	14,450
CMBS	2,588	88	—	2,676

Total fixed income securities	$284,928	$10,004	$(4,050)	$290,882

December 31, 2012
U.S. government and agencies	$86,428	$5,659	$—	$92,087
Municipal	2,499	401	—	2,900
Corporate	178,824	13,173	(29)	191,968
Foreign government	4,999	265	—	5,264
RMBS	28,239	1,498	—	29,737
CMBS	8,335	268	—	8,603

Total fixed income securities	$309,324	$21,264	$(29)	$330,559

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$35,518	$35,883
Due after one year through five years	110,661	116,264
Due after five years through ten years	111,316	111,036
Due after ten years	10,979	10,573

	268,474	273,756
RMBS and CMBS	16,454	17,126

Total	$284,928	$290,882

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$11,545	$12,138	$12,133
Short-term investments	23	20	11

Investment income, before expense	11,568	12,158	12,144
Investment expense	(633)	(568)	(308)

Net investment income	$10,935	$11,590	$11,836

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair Value	Gross unrealized		Unrealized net gains
($ in thousands)		Gains	Losses
December 31, 2013
Fixed income securities	$290,882	$10,004	$(4,050)	$5,954
Short-term investments	55,959	1	(1)	—

Unrealized net capital gains and losses, pre-tax				5,954
Deferred income taxes				(2,084)

Unrealized net capital gains and losses, after-tax				$3,870

	Fair value	Gross unrealized		Unrealized net gains
December 31, 2012		Gains	Losses
Fixed income securities	$330,559	$21,264	$(29)	$21,235
Short-term investments	24,203	1	—	1

Unrealized net capital gains and losses, pre-tax				21,236
Deferred income taxes				(7,433)

Unrealized net capital gains and losses, after-tax				$13,803

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$(15,281)	$380	$5,247
Short-term investments	(1)	1	—

Total	(15,282)	381	5,247
Deferred income taxes	5,349	(134)	(1,836)

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(9,933)	$247	$3,411

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2013
U.S. government and agencies	1	$4,942	$(57)	—	$—	$—	$(57)
Corporate	23	75,754	(3,795)	1	1,770	(198)	(3,993)

Total	24	$80,696	$(3,852)	1	$1,770	$(198)	$(4,050)

December 31, 2012
Corporate	1	$1,936	$(29)	—	$—	$—	$(29)

Total	1	$1,936	$(29)	—	$—	$—	$(29)